Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 160	$ 157
Net losses (gains) on foreign exchange and derivative financial instruments	(28)	47
Share of post-tax losses in equity method investments	544	599
Revaluation of Refinitiv warrants (see note [6])	(82)	(419)
Fair value adjustments	(10)	0
Other	(163)	1
Total	$ 421	$ 385